Shareholder Report, Average Annual Return (Details) 74200174500_Franklin Retirement Advantage Plus 2045 Fund_Class C_TSR Annual {Class C}	12 Months Ended	60 Months Ended	120 Months Ended
	Jul. 31, 2026	Jul. 31, 2026	Jul. 31, 2026
Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C (with sales charge)
Average Annual Return, Percent	9.78%	6.56%	8.31%
Without Sales Load [Member] | Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
Average Annual Return, Percent	10.78%	6.56%	8.31%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	19.60%	11.82%	14.56%
Bloomberg U.S. Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Average Annual Return, Percent	2.71%	(0.40%)	1.35%
S&P Target Date To 2045 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date To 2045 Index
Average Annual Return, Percent	18.95%	9.08%	10.43%